CURRENT RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Current Receivables, Other Current Assets, And Deposits in FCA Group Cash Management Pools [Abstract]
CURRENT RECEIVABLES AND OTHER CURRENT ASSETS
CURRENT RECEIVABLES AND OTHER CURRENT ASSETS

	At December 31,
	2019	2018
	(€ thousand)
Trade receivables	231,439	211,399
Receivables from financing activities	966,448	878,496
Current tax receivables	21,078	128,234
Other current assets	92,830	64,295
Total	1,311,795	1,282,424

Trade receivables
The following table sets forth a breakdown of trade receivables by nature:

	At December 31,
	2019	2018
	(€ thousand)
Trade receivables due from:
Dealers	74,589	64,739
FCA Group companies	49,782	47,882
Sponsorship and commercial activities	46,375	43,500
Brand activities	24,937	26,247
Other	35,756	29,031
Total	231,439	211,399

Trade receivables due from dealers relate to receivables for the sale of cars across the dealer network and are generally settled within 30 to 40 days from the date of invoice.
Trade receivables due from FCA Group companies mainly relate to the sale of engines and car bodies to Maserati S.p.A. and Officine Maserati Grugliasco S.p.A. (together “Maserati”) which are controlled by the FCA Group. For additional information, see Note 28, “Related Party Transactions”.
Trade receivables due from sponsorship and commercial activities mainly relate to amounts receivable from sponsorship agreements and commercial activities relating to the Group’s participation in the Formula 1 World Championship. Trade receivables due from brand activities relate to amounts receivable for licensing and merchandising activities.
The Group is not exposed to significant concentration of third party credit risk.
The following table sets forth a breakdown of trade receivables by currency:

	At December 31,
	2019	2018
	(€ thousand)
Trade receivables denominated in:
Euro	127,226	128,396
U.S. Dollar	75,138	68,410
Pound Sterling	7,238	3,440
Chinese Yuan	2,101	1,777
Japanese Yen	11,018	1,571
Other	8,718	7,805
Total	231,439	211,399

Trade receivables are shown net of an allowance for doubtful accounts determined on the basis of insolvency risk and historical experience, adjusted for forward-looking factors specific to the receivables and economic environment. Accruals to the allowance for doubtful accounts are recorded in selling, general and administrative costs in the consolidated income statement.
Changes in the allowance for doubtful accounts of trade receivables during the year were as follows:

	2019	2018
	(€ thousand)
At January 1,	24,346	21,993
Provision	2,976	2,737
Use and other changes	(151)	(384)
At December 31,	27,171	24,346

Receivables from financing activities
Receivables from financing activities relate entirely to the financial services portfolio in the United States and are detailed as follows:

	At December 31,
	2019	2018
	(€ thousand)
Client financing	950,842	851,209
Dealer financing	15,606	27,287
Total receivables from financing activities	966,448	878,496

Receivables from financing activities are shown net of an allowance for doubtful accounts determined on the basis of insolvency risks, adjusted for forward-looking factors specific to the receivables and economic environment. Accruals to the allowance for doubtful accounts are recorded in cost of sales in the consolidated income statement.
Changes in the allowance for doubtful accounts of receivables from financing activities during the year are as follows:

	2019	2018
	(€ thousand)
At January 1,	6,457	6,948
Provision	4,739	2,687
Use and other changes	(3,716)	(3,178)
At December 31,	7,480	6,457

Client financing
Client financing relates to financing provided by the Group to Ferrari clients to finance their car acquisitions. During 2019 the average contractual duration at inception of such contracts was approximately 67 months (in line with 2018) and the weighted average interest rate was approximately 6.0 percent (approximately 5.7 percent in 2018). Receivables for client financing are generally secured on the titles of the related cars or other personal guarantees.
Client financing relates entirely to financial services activities in the United States and is denominated in U.S. Dollars.
Dealer financing
The Group provides dealer financing in the United States. Receivables for dealer financing are typically generated by sales of cars managed under dealer network financing programs as a component of the portfolio of financial services activities. In 2019 these receivables were interest bearing at a rate between 4.5 percent and 7.0 percent (between 4.1 percent and 7.0 percent in 2018), with the exception of an initial limited, non-interest bearing period. The contractual terms governing the relationships with the dealer network may vary, although payment terms generally range from 1 to 6 months. Receivables on dealer financing are generally secured by the titles of the related cars or other collateral. In November 2019 the Group exited one of the remaining dealer financing arrangements.
Current tax receivables
The decrease in current tax receivables primarily related to the Patent Box benefit recognized in 2018.
Other current assets
Other current assets are detailed as follows:

	At December 31,
	2019	2018
	(€ thousand)
Italian and foreign VAT credits	48,719	20,466
Prepayments	39,856	35,758
Other	4,255	8,071
Total other current assets	92,830	64,295

Other includes security deposits, amounts due from personnel and other receivables.
At December 31, 2019, the Group had provided guarantees through third parties amounting to €95,304 thousand (€133,175 thousand at December 31, 2018), principally to banks and relevant tax authorities for (i) a U.S. Dollar denominated credit facility of FFS Inc, and (ii) the VAT related to the temporary import of classic cars for restoration activities which would become due if the car is not exported.
The analysis of receivables and other current assets by due date (excluding prepayments) is as follows:

	At December 31, 2019
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	184,613	48	—	46,778	231,439
Receivables from financing activities	165,164	683,096	58,740	59,448	966,448
Client financing	161,753	670,901	58,740	59,448	950,842
Dealer financing	3,411	12,195	—	—	15,606
Current tax receivables	20,397	681	—	—	21,078
Other current assets	52,449	346	179	—	52,974
Total	422,623	684,171	58,919	106,226	1,271,939

	At December 31, 2018
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	174,627	—	—	36,772	211,399
Receivables from financing activities	172,049	600,615	52,032	53,800	878,496
Client financing	144,762	600,615	52,032	53,800	851,209
Dealer financing	27,287	—	—	—	27,287
Current tax receivables	127,573	661	—	—	128,234
Other current receivables	28,036	494	7	—	28,537
Total	502,285	601,770	52,039	90,572	1,246,666